Putnam
Health
Sciences
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

 * Morningstar, an independent rating agency, gave Putnam Health Sciences Trust's class A shares a rating of 4 out of 5 stars for overall performance based on the 3-, 5-, and 10-year returns as of March 31, 1999. Of the 2,947 domestic equity funds rated, only 22.5% received 4 stars.*


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements


 * Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 3/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 10-year performance, there were 743 funds rated and the fund received 4 stars. For 5-year performance, there were 1,810 funds rated and the fund received 5 stars. For 3-year performance, there were 2,947 funds rated and the fund received 3 stars. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rising trend in worldwide spending on health care did not inoculate stocks in the health-care industries against the global equity markets' continuing bout with turbulence. While these stocks did not fare particularly worse than the markets as a whole, they encountered their share of buffeting during the first half of Putnam Health Sciences Trust's fiscal 1999.

Although it would be easy to regard your fund's single-sector focus as somewhat narrow, the portfolio is surprisingly well diversified among the various health-related industries. Maintaining the proper balance and acting upon emerging trends within this universe keep the fund's managers well challenged.

In that regard, I am pleased to announce the addition of Margery C. Parker to the fund's management team. Margery joined Putnam in 1997 and was formerly with Keystone Investments, Moseley Capital Management, State Street Research and Management, and Bank of Boston. She has 18 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Richard B. England, lead manager
David G. Carlson
Margery C. Parker

After being stars of the show for several years, pharmaceutical stocks gave up the spotlight to biotechnology holdings during the first half of Putnam Health Sciences Trust's 1999 fiscal year. The period began at a tumultuous time for U.S. equity markets, as the Dow Jones Industrial Average was still reeling from a late-August plunge that had wiped out the entire year's gain. At that point, even your fund's large-company pharmaceutical stocks, which had weathered previous market turmoil, began to feel the pressure. Throughout the fiscal period, drug-company stocks remained weaker than many other sectors, while biotechnology stocks snapped out of their year-long slump and rallied dramatically during the market's rebound last fall.

During the semiannual period, your fund profited from the strength of its biotech holdings as well as from some notable drug and medical-device stocks. For the six months ended February 28, 1999, your fund's class A shares provided a total return of 24.83% at net asset value and 17.65% at public offering price. For complete performance information, including results for other share classes and over longer time periods, please refer to the summary that begins on page 8.

* LARGE-CAP BIOTECHNOLOGY STOCKS REBOUND

Led by the largest companies in the industry, biotechnology stocks provided strong returns, especially during the final months of 1998. New product launches drove the performance of many portfolio holdings, such as MedImmune, Inc., which develops and markets products to prevent and treat infectious diseases and for use in transplant medicine. The company recently launched Synagis, a product that treats infants and children at risk for respiratory syncytial virus (RSV), a disease that hospitalizes more than 90,000 infants in the United States each year. Sales have been strong, due in part to endorsements by a number of pediatricians. MedImmune has several other promising products in development along with strong management and tight control over its operating costs.

Also contributing to your fund's performance was the stock of Biogen, Inc., producer and marketer of Avonex, the top-selling treatment for multiple sclerosis. During 1998, the number of patients using Avonex increased by 60% due to growing awareness of the product in the marketplace and increasing acceptance of the need to treat multiple sclerosis in its early stages. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* ADDED DIVERSIFICATION IN PHARMACEUTICAL SECTOR

Despite a slight downturn in the pharmaceutical sector, the stock of Pfizer, Inc. was once again a standout during the semiannual period. In addition to developing its own impressive products, such as the male impotence drug Viagra, Pfizer enhances its profitability through cross-licensing, in which it markets and sells drugs developed by other companies and shares in the resulting profits. Pfizer has become the partner of choice among drug companies looking to market their products. The most recent example is Pfizer's role in marketing Celebrex, an arthritis drug developed by Monsanto Company's Searle division and introduced late last year. The drug is the first in a class of drugs designed to treat arthritis without causing gastrointestinal side effects. At the end of the fiscal period, Celebrex was on track to beat Viagra as the most successful drug launch ever. Pfizer is also involved in the marketing of Lipitor, a treatment to lower cholesterol and another of the top-selling drugs in the marketplace.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         53.1%

Medical supplies
and devices             21.0%

Biotechnology            7.7%

Health-care
services                 4.9%

Retail                   4.6%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


Also worth noting is the addition of some international drug companies to further diversify your fund's portfolio. During the period, we added the stock of Yamanouchi Pharmaceutical Co. Headquartered in Tokyo, this large company produces and markets drugs for human and veterinary use and has an agreement with Searle to develop and market in Japan any new Searle products in clinical trials before the end of 2001. Another addition to the portfolio is Sanofi, a French pharmaceutical company with approximately 30 products in development for the treatment of cardiovascular and central nervous system disorders, osteoporosis, and cancer. Sanofi currently markets drugs for heart conditions, epilepsy, and arthritis and sells diagnostic tests for such diseases as AIDS and hepatitis. Sanofi is merging with Synthelabo, another French drug company.

* MEDICAL DEVICES STRONG; SERVICES SECTOR STILL WEAK

Medical device companies, including Guidant Corp., Medtronic, and Sofamor Danek Group, also made a positive contribution to performance during the period. Guidant has had tremendous success with coronary stents, which are used to prevent arteries from closing. Medtronic is best known for devices that manage heart rhythm, including the world's most widely prescribed pacemaker. Sofamor Danek Group specializes in spinal implants for the treatment of degenerative diseases, deformities, and spinal trauma. The medical device industry has been undergoing significant consolidation, as illustrated by Medtronic's recent acquisition of Sofamor Danek.

As discussed in our last report, we have significantly reduced the fund's health-care services holdings, which typically include stocks of health maintenance organizations (HMOs), hospitals, and nursing homes. Sidestepping this sector has been quite beneficial for the fund, as these types of stocks have continued to struggle in an extremely difficult regulatory environment. Even stocks of fundamentally strong health-care services companies are under pressure from concerns about Medicare spending cuts and rising health-care costs. While we are watching this sector carefully, the fund's position in health-care services remained relatively small at the close of the semiannual period.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Warner-Lambert Co.
Pharmaceuticals

Eli Lilly and Company
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Medtronic, Inc.
Medical devices

SmithKline Beecham PLC ADR
Pharmaceuticals


Footnote reads:
These holdings represent 44.0% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


* OUTLOOK POSITIVE FOR HEALTH-CARE STOCKS

As the period came to a close, we were optimistic about the U.S. economy, including the low interest-rate environment and the fact that there are few signs of inflation on the horizon. Large-cap pharmaceutical companies appear to be pulling out of their slump, and we are staying alert for new developments in the troubled health-care services sector. In addition, many demographic trends continue to favor the health-care sector and we fully expect your fund to profit from the industry's strong long-term growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
Inception date                 (5/28/82)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    24.83%   17.65%   24.38%   19.38%   24.54%   20.18%
------------------------------------------------------------------------------
1 year                      11.17     4.79    10.35     5.35    10.63     6.76
------------------------------------------------------------------------------
5 years                    207.49   189.77   196.10   194.10   199.91   189.44
Annual average              25.19    23.71    24.25    24.08    24.57    23.68
------------------------------------------------------------------------------
10 years                   542.99   506.07   494.07   494.07   509.80   488.60
Annual average              20.45    19.74    19.50    19.50    19.82    19.39
------------------------------------------------------------------------------
Life of fund              1459.22  1369.29  1245.42  1245.42  1304.87  1256.15
Annual average              17.81    17.39    16.78    16.78    17.08    16.83
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                         Standard & Poor's       Consumer
                                            500 Index           price index
------------------------------------------------------------------------------
6 months                                      30.29%               0.80%
------------------------------------------------------------------------------
1 year                                        19.74                1.73
------------------------------------------------------------------------------
5 years                                      194.93               12.27
Annual average                                24.15                2.34
------------------------------------------------------------------------------
10 years                                     459.11               35.44
Annual average                                18.78                3.08
------------------------------------------------------------------------------
Life of fund                                1798.92               71.92
Annual average                                19.22                3.29
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions (number)             1               1              1
------------------------------------------------------------------------------
Income                             --              --             --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                       $5.011          $5.011         $5.011
------------------------------------------------------------------------------
Short-term                         --              --             --
------------------------------------------------------------------------------
  Total                         $5.011          $5.011         $5.011
------------------------------------------------------------------------------
Share value:                  NAV      POP        NAV       NAV      POP
------------------------------------------------------------------------------
8/31/98                    $53.50   $56.76     $51.74    $52.87   $54.79
------------------------------------------------------------------------------
2/28/99                     61.65    65.41      59.23     60.72    62.92
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
Inception date                 (5/28/82)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    10.62%    4.26%   10.20%    5.20%   10.34%    6.49%
------------------------------------------------------------------------------
1 year                       5.19    -0.86     4.40    -0.41     4.67     1.00
------------------------------------------------------------------------------
5 years                    223.70   205.13   211.74   209.74   215.64   204.62
Annual average              26.48    25.00    25.53    25.37    25.85    24.95
------------------------------------------------------------------------------
10 years                   506.35   471.51   460.14   460.14   475.03   455.04
Annual average              19.75    19.04    18.80    18.80    19.12    18.70
------------------------------------------------------------------------------
Life of fund              1437.97  1349.27  1226.11  1226.11  1284.97  1236.94
Annual average              17.62    17.21    16.59    16.59    16.89    16.65
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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So be sure to bookmark us at
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

Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (96.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (8.3%)
--------------------------------------------------------------------------------------------------------------------------
            484,660  Agouron Pharmaceuticals, Inc. (NON)                                                    $   27,655,911
            340,600  Alkermes, Inc.                                                                              9,558,088
          1,585,400  Amgen Inc.                                                                                 98,988,413
            958,200  Centocor, Inc. (NON)                                                                       39,825,188
            399,500  GelTex Pharmaceuticals, Inc. (NON)                                                          6,866,406
            833,500  Genentech, Inc. (NON)                                                                      66,523,719
            590,000  Guilford Pharmaceuticals, Inc. (NON)                                                        7,485,625
          1,038,800  ICN Pharmaceuticals, Inc.                                                                  22,723,750
            109,600  Immunex Corp. (NON)                                                                        15,508,400
            443,300  MedImmune, Inc. (NON)                                                                      24,381,500
            935,000  Millennium Pharmaceuticals, Inc. (NON)                                                     29,043,438
            515,000  PathoGenesis Corp. (NON)                                                                   23,593,438
            457,000  Pharmacylics, Inc.                                                                          8,683,000
            616,700  SEQUUS Pharmaceuticals, Inc. (NON)                                                         12,603,806
            743,000  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                             21,732,750
            660,660  Trimeris, Inc. (NON) (AFF)                                                                 10,281,521
                                                                                                            --------------
                                                                                                               425,454,953

Conglomerates (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,690,429  Tyco International Ltd.                                                                   125,831,309

Health Care Information Systems (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,711,200  IMS Health Inc.                                                                            60,747,600
            746,300  Medquist, Inc. (NON)                                                                       25,514,131
                                                                                                            --------------
                                                                                                                86,261,731

Health Care Services (4.9%)
--------------------------------------------------------------------------------------------------------------------------
            472,800  AmeriSource Health Corp.                                                                   35,282,700
            713,400  Applied Analytical Industries, Inc. (NON)                                                  18,548,400
            780,300  CIGNA Corp.                                                                                61,253,550
            413,300  Healtheon Corp. (NON)                                                                      11,159,100
            523,501  Lincare Holdings, Inc. (NON)                                                               18,649,723
            784,510  Pharmaceutical Product Development, Inc. (NON)                                             27,261,723
            860,700  Omnicare, Inc.                                                                             20,603,006
            485,700  On Assignment, Inc. (NON)                                                                  17,242,350
            875,900  Quintiles Transnational Corp. (NON)                                                        37,773,188
            253,033  Total Renal Care Holdings, Inc. (NON)                                                       2,245,668
                                                                                                            --------------
                                                                                                               250,019,408

Managed Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            863,600  American Oncology Resources, Inc. (NON)                                                     8,636,000
            207,200  Express Scripts, Inc. Class A (NON)                                                        13,377,350
            380,100  Medical Manager Corp. (NON)                                                                10,642,800
            853,000  Physician Reliance Network, Inc. (NON)                                                      7,730,313
            368,400  Trigon Healthcare, Inc. (NON)                                                              12,917,025
                                                                                                            --------------
                                                                                                                53,303,488

Medical Supplies and Devices (21.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,088,350  Baxter International, Inc.                                                                 76,592,631
          2,230,050  Bergen Brunswig Corp. Class A                                                              54,496,847
            786,800  Biomet, Inc.                                                                               28,865,725
          1,676,577  Cardinal Health, Inc.                                                                     121,027,902
            716,100  Cytyc Corp. (NON)                                                                          12,979,313
          1,850,100  Guidant Corp.                                                                             105,455,700
            638,700  Henry Schein, Inc. (NON)                                                                   16,366,688
          1,348,600  IDEXX Laboratories, Inc. (NON)                                                             30,174,925
            934,510  Johnson & Johnson                                                                          79,783,791
            730,100  Mallinckrodt Inc.                                                                          22,587,469
          1,752,561  Mckesson HBOC, Inc.                                                                       119,174,148
          2,367,383  Medtronic, Inc.                                                                           167,196,424
            193,900  Minimed, Inc. (NON)                                                                        16,529,975
            622,500  Molecular Devices Corp. (NON) (AFF)                                                        16,107,188
            817,550  Perclose, Inc. (NON) (AFF)                                                                 34,541,488
            430,900  Perkin-Elmer Corp. (The)                                                                   40,827,775
            555,900  Sabratek Corp. (NON) (AFF)                                                                 10,492,613
          1,798,800  Sybron International Corp. (NON)                                                           44,183,025
            381,600  Ventana Medical Systems, Inc. (NON)                                                         6,630,300
            257,600  VISX, Inc. (NON)                                                                           15,906,800
            564,500  Waters Corp. (NON)                                                                         52,533,781
            984,370  Wesley Jessen VisionCare, Inc. (NON) (AFF)                                                 25,593,620
            450,720  Xomed Surgical Products Inc. (NON)                                                         16,394,940
                                                                                                            --------------
                                                                                                             1,114,443,068

Pharmaceuticals (51.7%)
--------------------------------------------------------------------------------------------------------------------------
            525,700  Allergan, Inc.                                                                             42,844,550
            924,683  Alpharma, Inc. Class A (AFF)                                                               35,022,369
          3,270,100  American Home Products Corp.                                                              194,570,950
            526,700  Biogen, Inc. (NON)                                                                         50,629,038
          3,189,400  Bristol-Myers Squibb Co.                                                                  200,832,531
            653,400  Coulter Pharmaceutical, Inc. (NON)                                                         13,313,025
            908,420  Elan Corp. PLC ADR (Ireland) (NON)                                                         69,664,459
          2,155,900  Glaxo Wellcome PLC ADR (United Kingdom)                                                   138,112,344
            844,900  Inhale Therapeutic Systems (NON) (AFF)                                                     23,234,750
          2,807,700  Lilly (Eli) & Co.                                                                         265,854,094
            502,500  Medicis Pharmaceutical Corp. Class A (NON)                                                 18,969,375
          2,849,400  Merck & Co., Inc.                                                                         232,938,450
          2,354,700  Pfizer, Inc.                                                                              310,673,231
          3,290,800  Pharmacia & Upjohn, Inc.                                                                  179,348,600
            161,400  Sanofi S.A. (France)                                                                       28,501,058
          5,143,200  Schering-Plough Corp.                                                                     287,697,750
            606,900  Sepracor, Inc. (NON)                                                                       75,710,775
            309,683  Shire Pharmaceuticals Group PLC ADR
                       (United Kingdom) (NON)                                                                    6,348,502
          1,999,100  Smithkline Beecham PLC ADR (United Kingdom)                                               142,185,988
          3,919,200  Warner-Lambert Co.                                                                        270,669,750
            623,100  Watson Pharmaceuticals, Inc. (NON)                                                         30,103,519
            938,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                28,534,118
                                                                                                            --------------
                                                                                                             2,645,759,226

Retail (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,585,300  CVS Corp.                                                                                  84,020,900
          2,039,000  Rite Aid Corp.                                                                             84,363,613
          2,089,400  Walgreen Co.                                                                               66,860,800
                                                                                                            --------------
                                                                                                               235,245,313
                                                                                                            --------------
                     Total Common Stocks (cost $3,357,358,217)                                              $4,936,318,496

CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $4,000,000)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,000  Igen International, Inc, $7.75 cv. pfd.                                                $    8,920,000

SHORT-TERM INVESTMENTS (3.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   25,000,000  Asset Securitization Cooperative Corp. effective yield
                       of 5.22%, March 12, 1999                                                             $   24,961,042
         50,000,000  Delaware Funding Corp. effective yield of 4.85%,
                       April 21, 1999                                                                           49,656,458
         50,000,000  Federal National Mortgage Association effective yield
                       of 4.75%, April 15, 1999                                                                 49,703,125
         40,314,000  Metlife Funding Inc. effective yield of 4.82%,
                       March 25, 1999                                                                           40,184,458
         10,000,000  Prudential Funding Corp. effective yield of 4.84%,
                       March 1, 1999                                                                             9,995,967
         25,000,000  Windmill Funding Corp. effective yield of 5.2%,
                       March 3, 1999                                                                            24,992,778
          1,451,000  Interest in $250,000,000 joint tri-party repurchase agreement dated February 26, 1999 with Lehman
                       Brothers, Inc. due March 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $1,451,574 for an effective yield of 4.75%                                             1,451,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $200,944,828)                                       $  200,944,828
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,562,303,045) (b)                                            $5,146,183,324
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,113,387,571.

  (b) The aggregate identified cost on a tax basis is $3,565,267,590, resulting in gross unrealized appreciation and depreciation of $1,671,097,000, and $90,181,266, respectively, or net unrealized appreciation of $1,580,915,734.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,562,303,045) (Note 1)                                        $5,146,183,324
-----------------------------------------------------------------------------------------------
Cash                                                                                    294,327
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     3,857,331
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               29,578,617
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       38,163,558
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,218,077,157

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     89,467,210
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            5,222,544
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,448,568
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              338,297
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            54,603
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,674
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,857,969
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  294,721
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   104,689,586
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,113,387,571

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,795,796,981
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (8,418,072)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                               (257,990,046)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,583,998,708
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,113,387,571

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,941,425,307 divided by 47,711,456 shares)                                            $61.65
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $61.65)*                                  $65.41
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,081,261,704 divided by 35,140,065 shares)**                                          $59.23
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($90,700,560 divided by 1,493,845 shares)                                                $60.72
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $60.72)*                                  $62.92
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $59,636) (including dividend income
of $72,845 from investments in affiliated issuers) (Note 5)                         $13,753,041
-----------------------------------------------------------------------------------------------
Interest                                                                              5,185,346
-----------------------------------------------------------------------------------------------
Total investment income                                                              18,938,387

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     12,005,727
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,095,610
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        33,722
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         17,219
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,343,836
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 8,702,265
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   285,939
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 121,097
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,394
-----------------------------------------------------------------------------------------------
Auditing                                                                                 42,008
-----------------------------------------------------------------------------------------------
Legal                                                                                    10,242
-----------------------------------------------------------------------------------------------
Postage                                                                                 300,611
-----------------------------------------------------------------------------------------------
Other                                                                                   618,090
-----------------------------------------------------------------------------------------------
Total expenses                                                                       27,579,760
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (223,301)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         27,356,459
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (8,418,072)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3 and 5) (including
realized loss of $323,365 on sales of investments in affiliated users)             (252,838,927)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    118,429
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      1,154,660,888
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             901,940,390
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $893,522,318
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $  (8,418,072)  $  (8,016,719)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            (252,838,927)    425,904,020
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                  1,154,779,317    (400,458,158)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                893,522,318      17,429,143
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --        (749,082)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (210,694,740)   (200,473,089)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (143,897,993)    (76,861,512)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (6,145,454)     (3,230,099)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   995,054,805   1,576,643,486
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,527,838,936   1,312,758,847

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,585,548,635   2,272,789,788
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss and undistributed net investment
income of $8,418,072 and $--, respectively)                                      $5,113,387,571  $3,585,548,635
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                      February 28
operating performance           (Unaudited)                                  Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $53.50           $55.82           $43.67           $36.21           $29.77           $24.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)         (.01)(c)          .13(c)           .19              .23              .30
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                13.18             4.13            13.71             8.46             6.99             5.36
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              13.16             4.12            13.84             8.65             7.22             5.66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.02)            (.09)            (.27)            (.26)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (5.01)           (6.42)           (1.60)            (.92)            (.52)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (5.01)           (6.44)           (1.69)           (1.19)            (.78)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $61.65           $53.50           $55.82           $43.67           $36.21           $29.77
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             24.83*            7.48            32.46            24.12            24.81            23.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,941,425       $2,236,469       $1,681,187       $1,166,794         $929,484         $789,598
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .46*            1.00             1.08             1.10             1.12             1.12
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to
average net assets (%)              (.04)*           (.02)             .26              .43              .70              .96
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.59*           40.45            44.54            10.55            19.51            23.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 28
operating performance           (Unaudited)                                    Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $51.74           $54.54           $42.94           $35.72           $29.47           $24.28
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.24)(c)         (.44)(c)         (.24)(c)         (.13)(c)          .11              .10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                12.74             4.06            13.44             8.35             6.78             5.33
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              12.50             3.62            13.20             8.22             6.89             5.43
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --             (.08)            (.12)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (5.01)           (6.42)           (1.60)            (.92)            (.52)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (5.01)           (6.42)           (1.60)           (1.00)            (.64)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $59.23           $51.74           $54.54           $42.94           $35.72           $29.47
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             24.38*            6.67            31.46            23.19            23.83            22.49
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,081,262       $1,292,418         $567,928         $273,243         $113,329          $55,424
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .84*            1.75             1.83             1.85             1.88             1.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to
average net assets (%)              (.41)*           (.76)            (.49)            (.31)            (.05)             .24
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.59*           40.45            44.54            10.55            19.51            23.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        February 28                                                        July 3, 1995+
operating performance                            (Unaudited)                  Year ended August 31                    August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $52.87           $55.47           $43.54           $36.17           $33.96
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17)(c)         (.31)(c)         (.12)(c)         (.02)(c)         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                 13.03             4.13            13.65             8.46             2.23
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               12.86             3.82            13.53             8.44             2.21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.15)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (5.01)           (6.42)           (1.60)            (.92)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (5.01)           (6.42)           (1.60)           (1.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $60.72           $52.87           $55.47           $43.54           $36.17
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              24.54*            6.94            31.79            23.51             6.51*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $90,701          $56,662          $23,675           $9,732             $321
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .71*            1.50             1.58             1.61              .30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to
average net assets (%)                               (.28)*           (.51)            (.24)            (.05)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              30.59*           40.45            44.54            10.55            19.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended February 28, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $223,301 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,690 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,800,952 and $86,995 from the sale of class A and class M shares, respectively and $1,485,365 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $19,283 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,907,036,463 and $1,328,175,280, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,630,147      $ 529,362,908
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,939,803        176,976,129
-----------------------------------------------------------------------------
                                                11,569,950        706,339,037

Shares
repurchased                                     (5,665,301)      (337,833,204)
-----------------------------------------------------------------------------
Net increase                                     5,904,649      $ 368,505,833
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,247,680      $ 918,890,572
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,947,902        156,533,485
-----------------------------------------------------------------------------
                                                18,195,582      1,075,424,057

Shares
repurchased                                     (6,506,650)      (389,241,553)
-----------------------------------------------------------------------------
Net increase                                    11,688,932      $ 686,182,504
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,375,269      $ 673,625,256
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,008,956        116,379,111
-----------------------------------------------------------------------------
                                                13,384,225        790,004,367

Shares
repurchased                                     (3,221,969)      (188,996,396)
-----------------------------------------------------------------------------
Net increase                                    10,162,256      $ 601,007,971
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,902,149      $ 997,063,120
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,208,801         62,422,542
-----------------------------------------------------------------------------
                                                18,110,950      1,059,485,662

Shares
repurchased                                     (3,545,706)      (207,355,651)
-----------------------------------------------------------------------------
Net increase                                    14,565,244      $ 852,130,011
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       February 28, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        513,923       $ 31,181,180
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       91,148          5,409,641
-----------------------------------------------------------------------------
                                                   605,071         36,590,821

Shares
repurchased                                       (182,901)       (11,049,820)
-----------------------------------------------------------------------------
Net increase                                       422,170       $ 25,541,001
-----------------------------------------------------------------------------

                                                          Year ended
                                                        August 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        861,855       $ 51,630,828
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       54,171          2,853,160
-----------------------------------------------------------------------------
                                                   916,026         54,483,988

Shares
repurchased                                       (271,117)       (16,153,017)
-----------------------------------------------------------------------------
Net increase                                       644,909       $ 38,330,971
-----------------------------------------------------------------------------




Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
--------------------------------------------------------------------------------------------------------------------
Alpharma Inc. Class A                          $ 9,239,675        $ 1,133,749            $72,845       $ 35,022,369
Centennial HealthCare Corp.                             --         11,586,582                 --                 --
Compdent Corp.                                          --          8,687,925                 --                 --
CN Biosciences Inc.                                402,500          5,836,880                 --                 --
Cytyc Corp.                                      6,869,082          4,606,187                 --         12,979,313
Imnet, Systems Inc.                                373,685         12,467,674                 --                 --
Inhale Therapeutic
 Systems Inc.                                    7,734,718                 --                 --         23,234,750
Molecular Devices Corp.                            917,538                 --                 --         16,107,188
Perclose Inc.                                    2,718,853                 --                 --         34,541,488
Sabratek Corp.                                          --                 --                 --         10,492,613
Trimeris Inc.                                    2,643,405                 --                 --         10,281,521
Wesley Jessen Visioncare                         8,454,520          1,686,900                 --         25,593,620
Xomed Surgical
 Products Inc.                                          --          1,232,825                 --         16,394,940
--------------------------------------------------------------------------------------------------------------------
 Totals                                        $39,353,976        $47,238,722            $72,845       $184,647,802
--------------------------------------------------------------------------------------------------------------------




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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